Covered Assets and Indemnification Asset (Details 6) (USD $) In Thousands, unless otherwise specified	3 Months Ended							12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Changes in the allowance for loan losses
Balance, beginning of period	$ 33,241				$ 3,409			$ 3,409
Provision charged to operations	3,242	2,206	10,658	11,289	13,005	3,800		37,158	3,800
Balance, end of period	34,645	33,241				3,409	33,241	33,241	3,409
Loan portfolio distributed by portfolio segment and impairment methodology
Total loans	3,646,946	3,514,646				3,152,396	3,514,646	3,514,646	3,152,396
Allowance for loan losses distributed by portfolio segment and impairment methodology
Total loans	34,645	33,241				3,409	33,241	33,241	3,409
Activity in covered OREO
Balance, beginning of period	142,833						135,187
Additions to covered OREO	23,190						19,185
Dispositions of covered OREO	(13,282)						(11,539)
Valuation adjustments in the period	(431)
Balance, end of period	152,310	142,833					142,833	142,833
Activity in the FDIC Indemnification Asset
Balance, beginning of period	188,291						185,680
FDIC Indemnification Asset accretion (amortization)	1,357						1,699
Transfers to due from FDIC and other	(912)						(912)
Balance, end of period	188,736	188,291					188,291	188,291
Covered loans
Changes in the allowance for loan losses
Balance, beginning of period	1,061
Provision charged to operations	1,854						1,065
Loans charged off	(250)						(4)
Balance, end of period	2,665	1,061					1,061	1,061
Loan portfolio distributed by portfolio segment and impairment methodology
Loans individually evaluated for impairment	1,385
Loans collectively evaluated for impairment	259,136	277,213					277,213	277,213
Total loans	912,448	1,006,369					1,006,369	1,006,369
Allowance for loan losses distributed by portfolio segment and impairment methodology
Loans collectively evaluated for impairment	92	179					179	179
Total loans	2,665	1,061					1,061	1,061
Covered loans | Commercial and Industrial
Changes in the allowance for loan losses
Balance, beginning of period	1,053
Provision charged to operations	(30)						1,057
Loans charged off	(91)						(4)
Balance, end of period	932	1,053					1,053	1,053
Loan portfolio distributed by portfolio segment and impairment methodology
Loans collectively evaluated for impairment	21,153	28,533					28,533	28,533
Total loans	52,363	66,943					66,943	66,943
Allowance for loan losses distributed by portfolio segment and impairment methodology
Loans collectively evaluated for impairment	49	171					171	171
Total loans	932	1,053					1,053	1,053
Covered loans | Real estate
Changes in the allowance for loan losses
Balance, beginning of period	8
Provision charged to operations	1,732						8
Loans charged off	(44)
Balance, end of period	1,696	8					8	8
Loan portfolio distributed by portfolio segment and impairment methodology
Loans collectively evaluated for impairment	219,102	223,304					223,304	223,304
Total loans	746,454	787,982					787,982	787,982
Allowance for loan losses distributed by portfolio segment and impairment methodology
Loans collectively evaluated for impairment	6	8					8	8
Total loans	1,696	8					8	8
Covered loans | Construction and Land Development
Changes in the allowance for loan losses
Provision charged to operations	152
Loans charged off	(115)
Balance, end of period	37
Loan portfolio distributed by portfolio segment and impairment methodology
Loans individually evaluated for impairment	1,385
Loans collectively evaluated for impairment	18,881	25,376					25,376	25,376
Total loans	113,631	151,444					151,444	151,444
Allowance for loan losses distributed by portfolio segment and impairment methodology
Loans collectively evaluated for impairment	37
Total loans	37
Covered loans | PCI loans
Changes in the allowance for loan losses
Balance, end of period	2,573	882					882	882
Loan portfolio distributed by portfolio segment and impairment methodology
Total loans	651,927	729,156					729,156	729,156
Allowance for loan losses distributed by portfolio segment and impairment methodology
Total loans	2,573	882					882	882
Covered loans | PCI loans | Commercial and Industrial
Changes in the allowance for loan losses
Balance, end of period	883	882					882	882
Loan portfolio distributed by portfolio segment and impairment methodology
Total loans	31,210	38,410					38,410	38,410
Allowance for loan losses distributed by portfolio segment and impairment methodology
Total loans	883	882					882	882
Covered loans | PCI loans | Real estate
Changes in the allowance for loan losses
Balance, end of period	1,690
Loan portfolio distributed by portfolio segment and impairment methodology
Total loans	527,352	564,678					564,678	564,678
Allowance for loan losses distributed by portfolio segment and impairment methodology
Total loans	1,690
Covered loans | PCI loans | Construction and Land Development
Loan portfolio distributed by portfolio segment and impairment methodology
Total loans	$ 93,365	$ 126,068					$ 126,068	$ 126,068